24 Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Contingencies Abstract
Schedule of claims with probable chance of loss and claims arising from business combinations with possible loss
24.1	Claims with probable chance of loss and contingent liabilities arising from business combinations

		2020	2019
Labor claims	(a)	280,066	315,437

Tax claims	(b)
Normal operations
IR and CSL		57,662	22,284
PIS and COFINS	(i)	226,742	196,356
ICMS		14,104	70,645
Other tax claims		19,759	18,475
		318,267	307,760

Business Combination
IR and CSL		3,680	3,581
PIS and COFINS	(ii)	65,041	63,291
ICMS - interstate purchases	(iii)	305,747	297,456
		374,468	364,328

Corporate claims	(c)	126,057	118,485

Civil claims and other		52,229	45,514

		1,151,087	1,151,524

(a)	Labor claims

The provision on December 31, 2020 is related to 529 labor claims, including occupational health and security cases (604 in 2019). The Management of Braskem, based on its assessment and of its external legal advisors, estimate that the term for the termination of these types of claims in Brazil exceeds five years. The estimates related to the outcome of proceedings and the possibility of future disbursement may change in view of new decisions in higher courts.

(b)	Tax claims

On December 31, 2020, the main claims are the following:

(i)	Non-cumulative PIS and COFINS

The Company is charged amounts arising from compensation of Non-Cumulative PIS and COFINS tax credits in the years 2005, 2010 and in the period from 2012 to 2016 that were not approved by the Federal Revenue Service of Brazil ("RFB"), mainly related to the following topics:

·	Offsetting Statements (“DCOMPs”), with credits in amounts that exceeded those declared in the respective Statement of Calculation of Social Contributions (“DACONs”);

·	freight expenses: not associated with sales operations and/or operations without proven association and contracted in the country, but concerning imported products;

·	credits arising from the acquisition of property, plant and equipment mostly related to acquired companies, whose documentation was not found;

·	taxation of taxable revenues incorrectly classified as tax exempt, subject to zero tax rate or not taxed.

On December 31, 2020, the balance of this provision was R$197,707 (R$193,139 in 2019).

The Management of Braskem, based on its assessment and of its external legal advisors and considering the precedents on the matters at the Administrative Council of Tax Appeals (“CARF”), estimates that the administrative procedures will be concluded in 2025.

(ii)	PIS and COFINS taxes

The Company is assessed for the payment of these taxes in many legal and administrative claims, such as:

·	Insufficient payment of COFINS for the period from March 1999 to December 2000, from February 2001 to March 2002, from May to July 2002 and September 2002 due to alleged calculation errors, and non-compliance with the widening the tax calculation base and increasing the contribution rate envisaged in Law 9.718/98;

·	Offset of the COFINS dues relating to September and October 1999 using the credit resulting from the addition of 1% to the COFINS rate;

·	Rejection of the offset of PIS and COFINS dues relating to the period from February to April 2002 using the PIS credits under Decree-Laws 2.445 and 2.449, calculated between June 1990 and October 1995, under the argument that the time period for using said credits had expired; and

·	Alleged non-taxation of revenue from foreign exchange variations, determined as a result of successive reductions in the capital of the associated company.

On December 31, 2020, the balance of this provision was R$65,041 (R$63,291 in 2019). The Management of Braskem, based on its assessment and of its external legal advisors. Management estimates the administrative procedures will conclude in 2023 and the court decisions in 2030.

Guarantees were offered for court claims in the form of bank guarantee and finished products, which, together, cover the amount of claims.

(iii)	ICMS - interstate purchases

In 2009, the merged company Braskem Qpar was assessed by the Finance Department of the State of São Paulo for the payment of ICMS in view of allegedly committing the following violations:

·	Undue use of ICMS tax credits in the amount of R$58,164, due to the recording of credits indicated in the invoices for the sale of “acrylonitrile,” “methyl acrylate” and “methyl methacrylate,” issued by Acrinor Acrilonitrila do Nordeste S/A and Proquigel Química S/A, since the products were to be exported, and were therefore exempt from payment of ICMS tax;

·	The fine for the abovementioned tax offense corresponds to 100% of the principal value recorded, as per Article 527, item II, sub-item “j” jointly with paragraphs 1 and 10 of RICMS/SP;

·	Fine in the amount of 30% on R$480,389, which corresponds to the sum of the amounts indicated in tax documents whose outflow of goods was not identified by the tax authority, entered based on the provisions of Article 527, item IV, sub-item “b” jointly with paragraphs 1 and 10 of RICMS/SP; and

·	Fine due to lack of presentation of tax documents requested under a specific deficiency notice, as per Article 527, item IV, sub-item “j” jointly with paragraphs 8 and 10 of RICMS/SP.

After ending the discussions in the administrative sphere in 2015 with the partial reduction in contingency, the Company proposed lawsuits to continue the discussion.

On December 31, 2020, the balance of this provision was R$305,747 (R$297,456 in 2019). The Management of Braskem, based on its assessment and of its external legal advisors. Management estimates the legal procedures will conclude in 2026.

These lawsuits are secured by a guarantee insurance.

(c)	Corporate claims

It is an ordinary collection claim combined with a request for damages for losses, in which a former shareholder requests the payment of dividends and a share bonus arising from the class "A" preferred shares of the dissolved company Salgema Indústrias Químicas S.A.

Once the claims were granted, the amount effectively owed by Braskem began to be calculated. During this phase, the judge recognized that dividends and bonus related to the years prior to 1987 had become time-barred. However, the Alagoas State Court of Appeals reviewed the decision to include that the amounts related to such period also were owed by Braskem. Against the decision, Braskem filed a Special Appeal with the Superior Court of Justice (“STJ”), which was partially granted. Currently, the Company awaits the decision of the STJ regarding the merits of the appeal (i.e., the time-barring of the right of the shareholder to receive dividends for said period).

On December 31, 2020, Braskem recognized a provision for a possible negative ruling of R$66,957 (R$64,305 in 2019).

Schedule of changes in claims with probable chance of loss
(d)	Changes in claims with probable chance of loss

			Corporate	Civil claims
	Labor claims	Tax claims	claims	and other	Total

December 31, 2018	177,751	607,079	111,049	69,438	965,317

Additions, monetary adjustments and exchange variation	322,102	98,618	7,436	11,465	439,621
Payments	(83,189)	(6,348)		(3,918)	(93,455)
Reversals	(101,227)	(27,261)		(31,471)	(159,959)

December 31, 2019	315,437	672,088	118,485	45,514	1,151,524

Additions, inflation adjustments and exchange variation	140,386	130,302	10,242	32,207	313,137
Payments	(42,174)	(21,649)		(9,166)	(72,989)
Reversals	(133,583)	(88,006)	(2,670)	(16,326)	(240,585)

December 31, 2020	280,066	692,735	126,057	52,229	1,151,087

Schedule of claims with probable chance of loss
24.2	Claims and contingent liabilities with possible chance of loss

	Note	2020	2019

Tax claims	(a)	11,911,746	6,199,283
Civil claims - Alagoas	26	796,712	33,973,320
Civil claims - Other	(b)	708,120	769,126
Labor claims	(c)	663,448	642,229
Environmental claims	(d)	507,973	166,897
Social security claims	(e)	326,730	29,830
Other lawsuits	(f)	530,927	350,016
Total		15,445,656	42,130,701